Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) (USD $)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465
Operating Leases, Future Minimum Payments Due, Total	$ 5,425,445